Note 5 - Cash and Cash Equivalents (Detail) - Summary of cash and cash equivalents (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time deposits	$ 12,030	$ 7,742
Savings and checking accounts	14,321	23,399
Money market mutual funds	1,528	1,398
Petty cash	19	23
	$ 27,898	$ 32,562